INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2013 and 2012, the Partnership has limited partnership interests in operating limited partnerships which own operating apartment complexes. During the year ended March 31, 2013, the Partnership disposed of its operating limited partnership interest in six, one, one, two, and fourteen of the operating limited partnerships owned by Series 9, Series 10, Series 11, Series 12 and Series 14, respectively. During the year ended March 31, 2012, the Partnership disposed of its operating limited partnership interest in six, one, and five of the operating limited partnerships owned by Series 9, Series 10, and Series 14, respectively. The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2013 and 2012 by series is as follows:

	2013	2012
Series 7	-	-
Series 9	12	18
Series 10	14	15
Series 11	15	16
Series 12	21	23
Series 14	32	46
TOTAL	94	118

During the year ended March 31, 2013 the Partnership disposed of twenty-four of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition
Series 7	-	-	$-	$-
Series 9	5	1	215,680	215,680
Series 10	1	-	67,526	67,526
Series 11	1	-	-	101,525
Series 12	1	1	160,100	160,100
Series 14	13	1	165,214	319,014
Total	21	3	$608,520	$863,845

* Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

During the year ended March 31, 2012 the Partnership disposed of twelve of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	6	-	278,008	278,008
Series 10	-	1	338,168	338,168
Series 11	-	-	54,381	54,381
Series 12	-	-	44,097	44,097
Series 14	4	1	570,175	570,175
Total	10	2	$1,284,829	$1,284,829

Under the terms of the Partnership’s investments in each operating limited partnership, the Partnership is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations.

The contributions payable to operating limited partnerships at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$28,120,004

Acquisition costs of operating limited partnerships	3,948,286

Cumulative distributions from operating limited partnerships	(177,101)

Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)

Cumulative losses from operating limited partnerships	(29,346,121)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	655,610

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(28,772,360)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	346,239

Cumulative impairment loss in investments in operating limited partnerships	2,545,068

Other	574,810

Equity per operating limited partnerships’ combined financial statements	$(25,054,462)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$3,325,904	$3,452,486

Acquisition costs of operating limited partnerships	-	492,293	349,011

Cumulative distributions from operating limited partnerships	-	(13,146)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(457,341)

Cumulative losses from operating limited partnerships	-	(3,653,433)	(3,312,869)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(24,042)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(4,753,015)	(3,593,274)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	26,232	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	457,341

Other	-	151,588	124,182

Equity per operating limited partnerships’ combined financial statements	$-	$(4,447,619)	$(2,987,564)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,266,357	$4,633,863	$11,441,394

Acquisition costs of operating limited partnerships	727,835	557,807	1,821,340

Cumulative distributions from operating limited partnerships	(54,407)	(6,661)	(71,600)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Cumulative losses from operating limited partnerships	(5,657,294)	(5,082,595)	(11,639,930)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(17,229)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	158,916	496,694

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,915,654)	(6,302,487)	(9,207,930)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	151,809	42,848

Cumulative impairment loss in investments in operating limited partnerships	282,491	102,414	1,551,204

Other	389,689	32,248	(122,897)

Equity per operating limited partnerships’ combined financial statements	$(4,149,178)	$(5,874,329)	$(7,595,772)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$35,592,215

Acquisition costs of operating limited partnerships	4,811,644

Cumulative distributions from operating limited partnerships	(204,969)

Cumulative impairment loss in investments in operating limited partnerships	(3,521,265)

Cumulative losses from operating limited partnerships	(36,677,625)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(384,641)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	938,709

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(32,626,477)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,386

Cumulative impairment loss in investments in operating limited partnerships	3,521,265

Other	669,725

Equity per operating limited partnerships’ combined financial statements	$(27,567,808)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$5,389,239	$3,657,956

Acquisition costs of operating limited partnerships	-	736,066	384,746

Cumulative distributions from operating limited partnerships	-	(22,130)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(457,341)

Cumulative losses from operating limited partnerships	-	(5,733,256)	(3,554,074)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(80,244)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(6,554,370)	(3,477,406)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	457,341

Other	-	202,362	135,281

Equity per operating limited partnerships’ combined financial statements	$-	$(6,018,562)	$(2,862,505)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$15,645,510

Acquisition costs of operating limited partnerships	765,909	691,480	2,233,443

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(88,564)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,928,367)	(15,564,223)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	761,605

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,552,756)	(6,646,523)	(11,395,422)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	185,348	2,226,166

Other	406,405	53,168	(127,491)

Equity per operating limited partnerships’ combined financial statements	$(3,769,564)	$(6,096,025)	$(8,821,152)

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$52,759,294	$-	$7,339,901	$8,216,329
Land	6,221,583	-	811,122	842,100
Other assets	15,056,927	-	1,665,488	2,274,134

	$74,037,804	$-	$9,816,511	$11,332,563

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$92,899,945	$-	$13,864,502	$13,333,411
Accounts payable and accrued expenses	1,480,071	-	341,316	176,198
Other liabilities	5,320,626	-	1,009,005	279,352

	99,700,642	-	15,214,823	13,788,961
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(25,054,462)	-	(4,447,619)	(2,987,564)
Other partners	(608,376)	-	(950,693)	531,166

	(25,662,838)	-	(5,398,312)	(2,456,398)

	$74,037,804	$-	$9,816,511	$11,332,563

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,599,155	$9,135,874	$18,468,035
Land	1,129,949	1,269,569	2,168,843
Other assets	3,784,986	3,031,505	4,300,814

	$14,514,090	$13,436,948	$24,937,692

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,481,475	$18,324,111	$29,896,446
Accounts payable and accrued expenses	212,701	225,478	524,378
Other liabilities	1,005,836	1,046,483	1,979,950

	18,700,012	19,596,072	32,400,774
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,149,178)	(5,874,329)	(7,595,772)
Other partners	(36,744)	(284,795)	132,690

	(4,185,922)	(6,159,124)	(7,463,082)

	$14,514,090	$13,436,948	$24,937,692

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$76,549,334	$-	$13,279,570	$9,378,695
Land	8,439,971	-	1,184,475	907,099
Other assets	19,057,448	-	2,161,880	2,358,522

	$104,046,753	$-	$16,625,925	$12,644,316

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$124,595,980	$-	$22,136,569	$14,463,045
Accounts payable and accrued expenses	1,705,101	-	403,807	153,345
Other liabilities	5,670,589	-	1,112,247	279,034

	131,971,670	-	23,652,623	14,895,424
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(27,567,808)	-	(6,018,562)	(2,862,505)
Other partners	(357,109)	-	(1,008,136)	611,397

	(27,924,917)	-	(7,026,698)	(2,251,108)

	$104,046,753	$-	$16,625,925	$12,644,316

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,147,376	$11,761,666	$30,982,027
Land	1,193,181	1,434,569	3,720,647
Other assets	3,806,377	3,403,656	7,327,013

	$16,146,934	$16,599,891	$42,029,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,657,713	$21,609,391	$47,729,262
Accounts payable and accrued expenses	227,171	233,915	686,863
Other liabilities	925,204	1,105,754	2,248,350

	19,810,088	22,949,060	50,664,475
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,769,564)	(6,096,025)	(8,821,152)
Other partners	106,410	(253,144)	186,364

	(3,663,154)	(6,349,169)	(8,634,788)

	$16,146,934	$16,599,891	$42,029,687

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2012

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$19,380,979	$-	$2,410,059	$2,641,593
Interest and other	413,317	-	54,547	52,691

	19,794,296	-	2,464,606	2,694,284
Expenses
Interest	2,653,242	-	347,672	258,227
Depreciation and amortization	4,657,323	-	602,197	684,980
Taxes and insurance	2,504,995	-	328,407	377,193
Repairs and maintenance	4,739,327	-	601,911	675,873
Operating expenses	6,762,914	-	797,005	915,327
Other expenses	321,714	-	34,634	42,833

	21,639,515	-	2,711,826	2,954,433

NET INCOME (LOSS)	$(1,845,219)	$-	$(247,220)	$(260,149)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,878,168)	$-	$(213,903)	$(236,913)

Net income (loss) allocated to other partners	$32,949	$-	$(33,317)	$(23,236)

*	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

Year ended December 31, 2012

	Series 11	Series 12	Series 14
Revenue
Rental	$4,021,144	$3,639,962	$6,668,221
Interest and other	56,560	110,174	139,345

	4,077,704	3,750,136	6,807,566
Expenses
Interest	555,153	555,635	936,555
Depreciation and amortization	1,003,462	814,483	1,552,201
Taxes and insurance	529,192	444,991	825,212
Repairs and maintenance	990,527	813,473	1,657,543
Operating expenses	1,429,536	1,195,524	2,425,522
Other expenses	37,084	98,802	108,361

	4,544,954	3,922,908	7,505,394

NET INCOME (LOSS)	$(467,250)	$(172,772)	$(697,828)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(420,925)	$(244,848)	$(761,579)

Net income (loss) allocated to other partners	$(46,325)	$72,076	$63,751

*	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2011

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$24,091,023	$-	$3,604,626	$2,771,672
Interest and other	470,447	-	54,006	56,827

	24,561,470	-	3,658,632	2,828,499
Expenses
Interest	3,469,195	-	571,780	317,364
Depreciation and amortization	5,710,025	-	935,726	725,288
Taxes and insurance	3,055,513	-	500,031	370,984
Repairs and maintenance	5,891,102	-	849,059	751,599
Operating expenses	8,458,333	-	1,279,518	978,338
Other expenses	307,168	-	61,730	47,677

	26,891,336	-	4,197,844	3,191,250

NET INCOME (LOSS)	$(2,329,866)	$-	$(539,212)	$(362,751)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,145,042)	$-	$(490,952)	$(292,886)

Net income (loss) allocated to other partners	$(184,824)	$-	$(48,260)	$(69,865)

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

Year ended December 31, 2011

	Series 11	Series 12	Series 14
Revenue
Rental	$4,077,181	$4,117,689	$9,519,855
Interest and other	114,817	70,217	174,580

	4,191,998	4,187,906	9,694,435
Expenses
Interest	546,215	639,888	1,393,948
Depreciation and amortization	1,030,268	894,897	2,123,846
Taxes and insurance	555,808	460,090	1,168,600
Repairs and maintenance	1,041,359	983,794	2,265,291
Operating expenses	1,426,361	1,399,652	3,374,464
Other expenses	35,544	65,353	96,864

	4,635,555	4,443,674	10,423,013

NET INCOME (LOSS)	$(443,557)	$(255,768)	$(728,578)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(325,309)	$(247,885)	$(788,010)

Net income (loss) allocated to other partners	$(118,248)	$(7,883)	$59,432

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.